UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

PRE-EFFECTIVE AMENDMENT NO. 1

POST-EFFECTIVE AMENDMENT NO.____

MADISON FUNDS
(Exact Name of Registrant as Specified in Charter)

c/o Madison Asset Management, LLC
550 Science Drive, Madison, Wisconsin 53711
(Address of Principal Executive Offices)

(608) 274-0300
(Registrant's Telephone Number)

LISA R. LANGE
Chief Legal Officer and Chief Compliance Officer
Madison Asset Management, LLC
550 Science Drive
Madison, Wisconsin 53711
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:  As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933.

No filing fee is due because the Registrant has previously registered an indefinite number of shares under the Securities Act of 1933 pursuant to Section 24(f) under the Investment Company Act of 1940.

Title of Securities Being Registered...............................................       Class A, Class Y and Class R6 Shares of the Investors Fund, no par value per share, of the Registrant

MADISON FUNDS®
LARGE CAP GROWTH FUND
550 Science Drive
Madison, Wisconsin 53711

January ___, 2016

Dear Shareholder:

We wish to provide you with some important information concerning your investment. The Board of Trustees of Madison Funds (the “Trust”), after careful consideration, has approved the reorganization (the “Reorganization”) of the Madison Large Cap Growth Fund (the “LCG Fund”), a series of the Trust, into the Madison Investors Fund (the “Investors Fund” together with the LCG Fund are collectively referred to as the “Funds”), also a series of the Trust. These two Funds have identical investment objectives and fundamental and non-fundamental investment policies, as well as substantially similar principal investment strategies. Moreover, the Funds’ principal investment risks are substantially the same. As a result of the Reorganization, shareholders of the LCG Fund will become shareholders of the Investors Fund.

In approving the Reorganization, the Board of Trustees considered, among other things, the similarities between the Funds’ investment objectives and policies, the fact that the Funds’ expense ratios (before applicable waivers) at the time of the merger will be the same, the costs of the Reorganization, which will be borne by Madison Asset Management, LLC, the investment adviser to both Funds, and/or its affiliates, the continuity of shareholder servicing for LCG Fund shareholders who will become Investors Fund shareholders, and the anticipated tax-free nature of the Reorganization.

Special Notice to shareholders of Class B shares. Because the Investors Fund does not offer Class B shares, prior to the reorganization on February 29, 2016, all Class B shares of the LCG Fund will be automatically converted to Class A shares of the LCG Fund. Since your money remains invested with the same fund, the conversion from Class B to Class A shares is not a taxable event. In addition, if applicable, no contingent deferred sales charges will assessed on this one-time conversion.

Effective February 29, 2016 (the “Closing Date”), the LCG Fund will transfer its assets to the Investors Fund. In connection with the Reorganization, you will receive Class A or Class Y shares of the Investors Fund equal in aggregate net asset value to the aggregate net asset value of your Class A or Class Y shares of the LCG Fund, respectively. The enclosed Combined Prospectus/Information Statement describes the Reorganization in greater detail and contains important information about the Investors Fund.

NO ACTION ON YOUR PART IS REQUIRED TO EFFECT THE REORGANIZATION. You will automatically receive shares of the Investors Fund in exchange for your shares of the LCG Fund as of the Closing Date. If you have any questions, please contact us at 1-800-877-6089.

Sincerely,

/s/ Katherine L. Frank

President

COMBINED PROSPECTUS/INFORMATION STATEMENT
RELATING TO THE ACQUISITION OF ASSETS OF THE
MADISON LARGE CAP GROWTH FUND,
a series of Madison Funds
BY AND IN EXCHANGE FOR
CLASS A AND CLASS Y SHARES OF MADISON INVESTORS FUND,
a series of Madison Funds
Managed by:
Madison Asset Management, LLC
550 Science Drive
Madison, Wisconsin 53711
1-800-877-6089
January ___, 2016
This Combined Prospectus/Information Statement is being furnished to shareholders of the Madison Large Cap Growth Fund (the “LCG Fund”), a series of Madison Funds (the “Trust”), in connection with an Agreement and Plan of Reorganization (the “Plan”) that has been approved by the Board of Trustees of the Trust. Under the Plan, shareholders of Class A and Class Y shares of the LCG Fund will receive Class A and Class Y shares of the Madison Investors Fund (the “Investors Fund”), also a series of the Trust, equivalent in aggregate net asset value to the aggregate net asset value of their shares, in their respective classes, of the LCG Fund, as of the closing date of the reorganization (the “Reorganization”). Prior to the reorganization, the Class B and the LCG Fund will be converted to Class A shares. Upon completion of the Reorganization, the LCG Fund will be terminated as a series of the Trust and the Investors Fund will continue as the surviving fund. The Reorganization is expected to be consummated on February 29, 2016.
The Board of Trustees of the Trust believes that the Reorganization is in the best interests of the LCG Fund and the Investors Fund (together, the “Funds”), and that the interests of the Funds’ shareholders will not be diluted as a result of the Reorganization.
For federal income tax purposes, the Reorganization will be structured as a tax-free transaction for the Funds and their shareholders. Shareholders of the LCG Fund are not being asked to vote on or approve the Plan. The plan is subject to the approval by Investors Fund shareholders of an amendment to the advisory agreement changing the management fee structure to match the management fee structure of the LCG Fund.
The investment objectives of the Funds are identical: to seek long-term capital appreciation. In addition, the Funds have identical fundamental investment policies (i.e., those that cannot be changed without shareholder approval) and non-fundamental investment policies (i.e., those that do not require shareholder approval to change), as well as substantially similar principal investment strategies. Investors Fund has one additional non-fundamental policy in that it will not invest more than 5% of its assets in a single issuer (other than Government-backed issuers), or will not purchase a security if as a result more than 10% of the voting securities of the issuer would be held by the fund.
Please be aware that in anticipation of the Reorganization, the portfolio managers of the LCG Fund have or will dispose of a small portion of the LCG Fund’s portfolio holdings in order to comply with the investment policies of Investors Fund. For a discussion of the tax impact of these sales, please see the section herein entitled “Key Information About the Reorganization—Federal Income Tax Consequences.”
This Combined Prospectus/Information Statement sets forth concisely the information about the Investors Fund that shareholders of the LCG Fund should know before investing and should be read and retained by investors for future reference.
The following documents have been filed with the Securities and Exchange Commission (the “SEC”) and are incorporated into this Combined Prospectus/Information Statement by reference:

•	Reorganization-Related Documents: the Statement of Additional Information relating to the Reorganization dated the same date as this Combined Prospectus/Information Statement (the “Merger SAI”); and

•	Large Cap Growth Fund Documents: the Prospectus and Statement of Additional Information of Madison Funds dated February 28, 2015, as supplemented (File Nos. 333-29511; 811-08261).
Copies of these documents are available without charge and can be obtained by writing to the Trust at P.O. Box 8390, Boston, MA 02266-8390, or by calling, toll free, 1-800-877-6089.
Each Fund is subject to the information requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended (the “1940 Act”), and files reports, proxy materials and other information with the

SEC. These reports, proxy materials and other information can be inspected and copied at the Public Reference Room maintained by the SEC. Copies may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing to the Public Reference Branch of the SEC Office of Consumer Affairs and Information Services, 100 F Street, N.E., Washington, D.C. 20549-0102. In addition, copies of these documents may be viewed online or downloaded from the SEC’s website at www.sec.gov.
Please note that investments in the Funds are not bank deposits, are not federally insured, are not guaranteed by any bank or government agency and may lose value. There is no assurance that either Fund will achieve its investment objectives.
AS WITH ALL OPEN-END MUTUAL FUNDS, THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED ON THE ADEQUACY OF THIS COMBINED PROSPECTUS/INFORMATION STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

This Combined Prospectus/Information Statement is expected to be sent to LCG Fund shareholders on or about January ___, 2016. SHAREHOLDER APPROVAL IS NOT REQUIRED TO EFFECT THE REORGANIZATION. WE ARE NOT ASKING YOU FOR A PROXY AND YOU ARE NOT REQUESTED TO SEND US A PROXY.

A.    Overview
At a meeting held on December 18, 2015, the Board of Trustees of Madison Funds (the “Trust”), including all of the trustees who are not "interested persons" of the Trust, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), considered and approved an Agreement and Plan of Reorganization dated December 18, 2015 (the “Plan of Reorganization”), a copy of which is attached to this Combined Prospectus/Information Statement as Appendix A. Under the Plan of Reorganization, subject to satisfaction of certain closing conditions described below (the “Closing Conditions”), the Madison Large Cap Growth Fund (the “LCG Fund”) will transfer all of its assets and liabilities to the Madison Investors Fund (the “Investors Fund”) in exchange for that number of Class A and Class Y shares of the Investors Fund equivalent in aggregate net asset value to the aggregate net asset value of the Class A and Class Y shares of the LCG Fund outstanding immediately prior to the Closing Date (as defined below). This will be followed by a distribution of those shares to LCG Fund Class A and Class Y shareholders so that each LCG Fund shareholder will receive shares of the Investors Fund equivalent to the value of LCG Fund shares held by such shareholder as of the Valuation Time (as defined below). The Valuation Time is expected to occur as of the close of regular trading on the New York Stock Exchange on February 26, 2015, and the Closing Date is expected to occur on the following business day, which is February 29, 2016. The LCG Fund will then be liquidated and terminated as a series of the Trust and the Investors Fund will continue as the surviving fund (the transactions described in this paragraph are collectively referred to as the “Reorganization”).
As set forth in the Plan of Reorganization, the Reorganization is subject to certain Closing Conditions, including (1) that prior to the Closing Date, the Investors Fund’s shareholders shall have voted to approve removal of the current breakpoint and replace it with the current breakpoint of the LCG Fund, (2) that, prior to the Exchange Date as defined in the Plan of Reorganization, the LCG Fund shall convert all of the existing Class B shares to Class A shares, and (3) other normal and customary closing conditions as described therein. Failure of any of the Closing Conditions may result in the Reorganization not being completed.
Madison Asset Management, LLC (“Madison”), the investment adviser to both Funds, and/or an affiliate thereof, will be responsible for the costs of the Reorganization.
B.    Comparison Fee Table and Example; Portfolio Turnover
Fee Table. The following table shows the comparative fees and expenses of the Funds as of October 31, 2015 (adjusted to account for changes in fee waiver agreements since that time). The table also reflects the pro forma combined fees for the Investors Fund after giving effect to the Reorganization, as of February 29, 2016.

	Large Cap Growth Fund (Current)		Investors Fund (Current)			Investors Fund (Pro Forma Combined)
Shareholder Fees (fees paid directly from your investment)	Class A	Class Y	Class A	Class Y	Class R6	Class A	Class Y	Class R6
Maximum sales charge (load)	5.75%	None	5.75%	None	None	5.75%	None	None
Redemption fee	None	None	None	None	None	None	None	None
Exchange fee	None	None	None	None	None	None	None	None
Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Management fees	0.75%[1]	0.75%[1]	0.71%[2]	0.71%[2]	0.71%[2]	0.75%[3]	0.75%[3]	0.75%[3]
Distribution and/or service (12b-1) fees	0.25%	None	0.25%	None	None	0.25%	None	None
Other expenses	0.20%	0.20%	0.35%[4]	0.35%[4]	0.02%	0.20%[5]	0.20%[5]	0.02%
Total annual fund operating expenses	1.20%	0.95%	1.31%	1.06%	0.73%	1.20%	0.95%	0.77%
Less: Fee waivers and/or expense reimbursements	N/A	N/A	(0.11)%	(0.11)%	N/A	N/A	N/A	N/A
Total net annual fund operating expenses (after waivers/reimbursements)	1.20%	0.95%	1.20%	0.95%	0.73%	1.20%	0.95%	0.77%
1 The current management fee structure for the Large Cap Growth Fund is 0.75% on the first $500 million of net assets, 0.70% on net assets between $500 million and $1 billion, and 0.65% on net assets in excess of $1 billion.
2The current management fee structure for the Investors Fund is 0.75% on the first $100 million of net assets, and 0.60% on net assets in excess of $100 million. A condition of the merger is approval by the Investors Fund shareholders of a revised breakpoint of 0.75% on the first $500 million of net assets, 0.70% on net assets between $500 million and $1 billion, and 0.65% on net assets in excess of $1 billion, resulting in the same fee structure as the LCG Fund.
3The pro forma combined fund assumes shareholder approval of the breakpoint to match the current Large Cap Growth Fund breakpoint 0.75% on the first $500 million of net assets, 0.70% on net assets between $500 million and $1 billion, and 0.65% on net assets in excess of $1 billion.
4The investment adviser to the Investors Fund has contractually agreed to waive and/or reimburse the service fee it receives to the extent necessary to maintain total annual fund operating expenses for Class A shares at 1.20% and for Class Y shares at 0.95% until at least February 28, 2016.
5In conjunction with the Reorganization, the service fees for Class A and Class Y shares are permanently reduced to 0.20%.

Expense Example. The following example is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in each Fund for the time periods indicated and then redeem your shares at the end of the period. The example also assumes that your investment has a 5% return each year and that each Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

		Redemption / No Redemption
Fund	Share Class	1 Year	3 Years	5 Years	10 Years
Large Cap Growth Fund	Class A	$690	$934	1,197	1,946
	Class Y	97	303	525	1,166
	Class R6	N/A	N/A	N/A	N/A
Investors Fund[1]	Class A	$690	$956	$1,242	$2,054
	Class Y	97	326	574	1,284
	Class R6	75	233	406	906
Investors Fund Pro Forma Combined[2]	Class A	$690	$934	$1,197	$1,946
	Class Y	97	303	526	1,166
	Class R6	79	246	428	954
1Data shown for Class A and Class Y shares reflects year 1 at the current fee caps of 1.20% for Class A and 0.95% for Class Y, with years 3, 5 and 10 reflecting the fees without the caps of 1.31% for Class A and 1.06% for class Y. Class R6 shares reflect an expense of 0.73% for all time periods.
2Data shown for Class A, Class Y and Class R6 shares reflect stated fees of 1.20%, 0.95% and 0.77% respectively for all time periods.
Portfolio Turnover. Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. Those costs, which are not reflected in annual Fund operating expenses or in the example expenses, affect a Fund’s performance. During the most recent fiscal year, each Fund’s portfolio turnover rate was the following percentage of the average value of the Fund’s portfolio:

Fund	Percentage of the Average Value of the Fund’s Portfolio
Large Cap Growth Fund	50%
Investors Fund	33%
C.    Comparison of Performance
Large Cap Growth Fund. Annual total returns for the Class A shares of the LCG Fund as of December 31, 2015 were as follows for each year shown (returns do not reflect sales charges and would be lower if they did):

Best Calendar Quarter:	2Q 2009	14.15%
Worst Calendar Quarter:	4Q 2008	-21.48%

The table below shows the average annual total return of the LCG Fund as of December 31, 2015 compared with the performance of a broad-based market index.

	1 Year	5 Years	10 Years	Since Inception 6/30/2006
Class A Shares – Return Before Taxes	-3.26%	8.70%	5.72%	N/A
Return After Taxes on Distributions	-7.60%	7.11%	4.94%	N/A
Return After Taxes on Distributions and Sale of Fund Shares	1.59%	6.83%	4.57%	N/A
Class Y Shares – Return Before Taxes	2.93%	10.28%	N/A	7.14%
Russell 1000® Growth Index (reflects no deduction for sales charges, account fees, expenses or taxes)
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Class A shares. After-tax returns for Class Y share will vary.
Investors Fund. Annual total returns for the Class A shares of the Investors Fund as of December 31, 2015 were as follows for each year shown (returns do not reflect sales charges and would be lower if they did):

Best Calendar Quarter:	4Q 2014	5.83%
Worst Calendar Quarter:	3Q 2015	-3.90%
The table below shows the average annual return of the Investors Fund as of December 31, 2015 compared with the performance of a broad-based market index.

	1 Year	5 Years	10 Years	Since Inception 9/23/2013
Class A Shares – Return Before Taxes	-5.79%	N/A	N/A	5.60%
Return After Taxes on Distributions	-9.15%	N/A	N/A	1.35%
Return After Taxes on Distributions and Sale of Fund Shares	-0.97%	N/A	N/A	3.97%
Class Y Shares – Return Before Taxes	0.23%	10.48%	6.54%	N/A
Class R6 Shares – Return before Taxes	0.51%	N/A	N/A	8.92%
S&P 500® Index (reflects no deduction for sales charges, account fees, expenses or taxes)
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Class A shares. After-tax returns for Class Y and R6 shares will vary.
Please remember that past performance (both before and after taxes) is no guarantee of the results the Funds may achieve in the future. Future returns may be higher or lower than the returns achieved in the past.

D. Summary of Investment Objectives, Strategies and Risks
Investment Objectives. The LCG Fund has the same investment objective as that of the Investors Fund: to seek long-term capital appreciation.
Principal Investment Strategies. Each Fund seeks to achieve its investment objective by using the principal investment strategies discussed below, which, you will note, are substantially similar for the two Funds. After the Reorganization, the combined Fund will follow the principal investment strategies of the Investors Fund.
Each Fund seeks to achieve its investment objective by investing primarily in the common stock of established high-quality, growth companies, focusing on the stocks of companies that have demonstrated a pattern of consistent growth. In addition, each Fund may invest up to 25% of its assets in foreign securities (including American Depositary Receipts and emerging market securities).
The following table shows each Fund’s investment limitations with respect to certain higher risk securities and practices as a percentage of portfolio assets. A number in the column indicates the maximum percentage of total assets that the Fund is permitted to invest in that practice or type of security. Numbers in this table show allowable usage only; for actual usage, consult each Fund’s annual and semi-annual reports.

	Large Cap Growth Fund	Investors Fund
Borrowing	30	30
Repurchase Agreements	*	*
Securities Lending	33⅓	33⅓
Short-Term Trading	*	*
When-Issued Securities; Forward Commitments	25	25
Shares of Other Investment Companies[1]	10	10
Non-Investment Grade Securities	20**	20**
Foreign Securities	25	25
Emerging Market Securities	15	15
Illiquid Securities[2]	15	15
Restricted Securities	15	15
Mortgage-Backed Securities	***	***
Options on Futures	***	***
Options on Securities, Indices or Currencies	20**	20**
Forward Foreign Currency Exchange Contracts	10**	10**
1Includes exchange traded funds.
2Numbers in this row refer to net, rather than total, assets.
Legend
*    One asterisk means that there is no policy limitation on the Fund’s usage of that practice or type of security, and that the Fund may be currently using that practice or investing in that type of security.
**    Two asterisks mean that the Fund is permitted to use that practice or invest in that type of security, but is not expected to do so on a regular basis or in an amount that exceeds 5% of Fund assets.
***    Three asterisks mean that the Fund is not permitted to use that practice or invest in that type of security.
When evaluating companies for purchase by the Funds, Madison follows a rigorous three-step process pursuant to which Madison considers (1) the business model, (2) the management team, and (3) the valuation of each potential investment. When evaluating the business model, Madison looks for a sustainable, competitive advantage, cash flow that demonstrates both stability and growth, and a solid balance sheet. When assessing management, Madison looks to see how it has allocated capital in the past, its track record for enhancing shareholder value and the nature of its accounting practices. The final step in the process is assessing the proper valuation for the company. Madison strives to purchase securities trading at a discount to their intrinsic value as determined by discounted cash flows. Madison corroborates this valuation work with additional valuation methodologies. Often, Madison finds companies that clear the first or second hurdle, but not the third. Those companies are monitored for inclusion at a later date when the valuation is more appropriate. By avoiding overpriced securities, Madison attempts to avoid the most volatile and risky segments of the market. Instead, Madison will invest in the stocks of issuers that Madison believes have a blend of both value and growth potential: what Madison calls “GARP” for “growth at a reasonable price.” The Funds’ investment strategy reflects Madison’s general “Participate and Protect®” investment philosophy. Madison’s expectation is that investors in the Funds will participate in market appreciation during bull markets and experience something less than full participation during bear markets compared with investors in portfolios holding more speculative and volatile securities; therefore, this investment philosophy is intended to represent a conservative investment strategy. There is no assurance that Madison’s expectations regarding this investment strategy will be realized.
Madison sells stocks on behalf of the Funds for a number of reasons, including: (1) the valuation target Madison has set for stock has been achieved, (2) the fundamental business prospects for the company have materially changed, or (3) Madison finds a more attractive alternative.
Although each Fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, both Funds may invest up to 100% in money market instruments. To the extent a Fund engages in this temporary defensive position, the Fund’s ability to achieve its investment objective may be diminished.
Principal Investment Risks. Because their investment objectives are identical and their principal investment strategies are substantially similar, the LCG Fund and the Investors Fund are subject to substantially the same risks. A summary of the principal risks of investing in each Fund is set forth below. This summary is qualified in its entirety by the more extensive discussion of risk factors set forth in the prospectus and statement of additional information of the Funds, which are incorporated by reference. After the Reorganization, the combined Fund will have the same risks as the Investors Fund.
Market Risk. The share price of the fund reflects the value of the securities it holds. If a security’s price falls, the share price of the fund will go down (unless another security’s price rises by an offsetting amount). If the fund’s share price falls below the price you paid for your shares, you could lose money when you redeem your shares.
Equity Risk. The fund is subject to equity risk. Equity risk is the risk that securities held by the fund will fluctuate in value due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the fund participate, and the particular circumstances and performance of particular companies whose securities the fund holds. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.
Growth and Value Risks. Stocks with growth characteristics can experience sharp price declines as a result of earnings disappointments, even small ones. Stocks with value characteristics carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level. Because the Investors Fund generally follows a strategy of holding stocks with both growth and value characteristics, any particular stock’s share price may be negatively affected by either set of risks.
Growth Investing Risk. Due to its focus on stocks that may appreciate in value and lack of emphasis on those that provide current income, the LCG Fund will typically experience greater volatility over time than a large cap value security.
Capital Gain Realization Risks to Taxpaying Shareholders. Because of the focused nature of the fund’s portfolio, the fund is susceptible to capital gain realization. In other words, when the fund is successful in achieving its investment objective, portfolio turnover may generate more capital gains per share than funds that hold greater numbers of individual securities. The fund’s sale of just a few positions will represent a larger percentage of the fund’s assets compared with, say, a fund that has hundreds of securities positions.
Disclosure of Portfolio Holdings. A description of the Funds’ policies and procedures with respect to the disclosure of the portfolio securities is available in the statement of additional information for the Funds, which is incorporated by reference.
Investment Restrictions and Limitations. The Funds have identical fundamental and non-fundamental investment restrictions. Set forth below is a summary of these restrictions. After the Reorganization, the combined Fund will follow the investment restrictions of the Investors Fund. Fundamental investment restrictions may only be changed by shareholder vote, while non-fundamental investment restrictions may be changed by action of the Board of Trustees alone.
The Funds have adopted the following fundamental investment restrictions. Except as noted below, neither Fund may:

(1)
with respect to 75% of its total assets, purchase securities of an issuer (other than the U.S. Government, its agencies or instrumentalities), if (i) such purchase would cause more than 5% of the Fund’s total assets taken at market value to be invested in the securities of such issuer or (ii) such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the Fund;

(2)
invest 25% or more of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry (excluding the U.S. Government or any of its agencies or instrumentalities);

(3)
borrow money, except that it may (i) borrow from any lender for temporary purposes in amounts not in excess of 5% of its total assets and (ii) borrow from banks in any amount for any purpose, provided that immediately after borrowing from a bank, the Fund’s aggregate borrowings from any source do not exceed 33 1/3% of the Fund’s total assets (including the amount borrowed). If, after borrowing from a bank, a Fund’s aggregate borrowings later exceed 33 1/3% of the Fund’s total assets, the Fund will, within three days after exceeding such limit (not including

Sundays or holidays), reduce the amount of its borrowings to meet the limitation. A Fund may make additional investments while it has borrowings outstanding. A Fund may make other borrowings to the extent permitted by applicable law;

(4)
make loans, except through (i) the purchase of debt obligations in accordance with the Fund’s investment objective and policies, (ii) repurchase agreements with banks, brokers, dealers and other financial institutions, and (iii) loans of securities as permitted by applicable law;

(5)	underwrite securities issued by others, except to the extent that the sale of portfolio securities by the Fund may be deemed to be an underwriting;

(6)
purchase, hold or deal in real estate, although a fund may purchase and sell securities that are secured by real estate or interests therein, securities of real estate investment trusts and mortgage-related securities and may hold and sell real estate acquired by a Fund as a result of the ownership of securities;

(7)	invest in commodities or commodity contracts, except that the Fund may invest in currency, and financial instruments and contracts that are commodities or commodity contracts; or

(8)	issue senior securities to the extent such issuance would violate applicable law.
With regard to fundamental policy 8 above, Section 18(f) of the 1940 Act prohibits an investment company from issuing a “senior security” except under certain circumstances. A “senior security” is any security or obligation that creates a priority over any other class to a distribution of assets or payment of a dividend. Permissible “senior securities” include, among other things, a borrowing from a bank where the Fund maintains an asset coverage ratio of at least 300% while the borrowing is outstanding.
In addition to the fundamental investment restrictions listed above, the investment objective of each Fund is a fundamental policy that cannot be changed without the approval of the Fund’s shareholders.
The Funds have adopted the following non-fundamental investment restrictions. Neither Fund will:

(1)	sell securities short or maintain a short position, except for short sales against the box;

(2)	purchase any security which is not readily marketable if more than 15% of the net assets of the Fund, taken at market value, would be invested in such securities; and

(3)
invest more than 5% of the value of its total assets (determined as of the date of purchase) in the securities of any one issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities and excluding bank deposits), and Madison will not purchase, on behalf of either Fund, any securities when, as a result, more than 10% of the voting securities of the issuer would be held by the Fund. For purposes of these restrictions, the issuer is deemed to be the specific legal entity having ultimate responsibility for payment of the obligations evidenced by the security and whose assets and revenues principally back the security.

Except for the limitations on borrowing from banks, if the above percentage restrictions are adhered to at the time of investment, a later increase or decrease in such percentage resulting from a change in values of securities or amount of net assets is not considered a violation of any of the foregoing investment restrictions.
E. Key Information About the Reorganization
The following is a summary of key information concerning the proposed Reorganization. Please also refer to the Plan of Reorganization, which is attached to this Combined Prospectus/Information Statement as Appendix A and which includes more detailed information about the Reorganization. The following summary is qualified in its entirety by reference to Appendix A.
Summary of the Reorganization. On December 18, 2015, the Board of Trustees of Madison Funds, on behalf of the LCG Fund and the Investors Fund, approved the Plan of Reorganization, subject to approval of the Investors Fund’s shareholders to remove the current advisory fee breakpoint and replace it with the current advisory fee breakpoint of the LCG Fund, that contemplates the transfer to the Investors Fund of all of the assets and liabilities of the LCG Fund solely in exchange for shares of beneficial interest of the Investors Fund. Following the transfer, Class A and Class Y shares of the Investors Fund will be distributed to Class A and Class Y shareholders of the LCG Fund in liquidation of the LCG Fund and the LCG Fund will subsequently be terminated as a series of the Trust. Because the Investors Fund does not offer Class B shares, prior to the Reorganization on February 29, 2016, all Class B shares of the LCG Fund will be automatically converted to Class A shares of the LCG Fund.
Both Funds are equity funds with identical investment objectives and investment strategies. The Funds’ Board of Trustees and the Funds’ investment adviser recognize that greater economies of scale and efficiencies can be attained by combining the assets of the Funds and that since the investment objectives are identical, such a combination would not materially alter the nature of the LCG Fund’s shareholders’ investment.

As a result of the Reorganization, each shareholder of the LCG Fund will receive full and fractional Class A and Class Y shares of the Investors Fund equal in aggregate net asset value at the time of the Reorganization to the aggregate net asset value of such shareholder’s Class A and Class Y shares of the LCG Fund immediately prior to the Reorganization. The Board of Trustees has determined that the interests of existing shareholders will not be diluted as a result of the transactions contemplated by the Reorganization. For the reasons set forth below under “Reasons for the Reorganization,” the Board of Trustees (including the independent trustees), on behalf of the Funds, concluded that the Reorganization would be in the best interest of the Funds and their respective shareholders.
Please be aware that shareholder approval of the Reorganization is not required. The Trust’s Declaration of Trust and state law governing the Trust do not require shareholder approval for fund mergers. Likewise, Rule 17a-8 under the 1940 Act does not require shareholder approval of mergers involving affiliated funds, so long as certain criteria are met, as described in Rule 17a-8(a)(3). Because these criteria are met in this case, shareholder approval is not required for the Reorganization.
Description of the Shares to be Issued. Full and fractional shares of the Class A and Class Y shares of the Investors Fund will be issued to shareholders of the LCG Fund, in accordance with the procedures under the Plan of Reorganization as described above. The Declaration of Trust of Madison Funds permits the Board of Trustees to issue an unlimited number of shares of beneficial interest of each series within the Trust with no par value per share. Like the LCG Fund, the Investors Fund is a series of the Trust which, as of the Closing Date, will consist of Class A and Class Y shares. The Investors Fund will also have Class R6 shares as of the Closing Date. There are no differences between the Class A and Class Y shares of the LCG Fund, respectively, and the Class A and Class Y shares of the Investors Fund, respectively. Each share of beneficial interest of each series of shares has one vote and shares equally in dividends and distributions when and if declared by a series and in the series’ net assets upon liquidation. All shares, when issued, are fully paid and nonassessable. The shares do not entitle the holder thereof to preference, preemptive, appraisal, conversion or exchange rights, except as the Board of Trustees may determine with respect to any series of shares. Shares do not have cumulative voting rights and, as such, holders of at least 50% of the shares voting for Trustees can elect all Trustees and the remaining shareholders would not be able to elect any Trustees. The Board of Trustees may classify or reclassify any unissued shares of either Fund into shares of any series by setting or changing in any one or more respects, from time to time, prior to the issuance of such shares, the preference, conversion or other rights, voting powers, restrictions, limitations as to dividends, or qualifications of such shares. Any such classification or reclassification will comply with the provisions of applicable securities laws. Shareholders of each series vote as a series to change, among other things, a fundamental policy of each such series and to approve the series’ investment management contracts and distribution plans pursuant to Rule 12b-1 of the 1940 Act. Like the LCG Fund, the Investors Fund is not required to hold annual meetings of shareholders but will hold special meetings of shareholders when, in the judgment of the Board of Trustees, it is necessary or desirable to submit matters for a shareholder vote.
Reasons for the Reorganization. The Board of Trustees of the Trust, after careful consideration, has approved the reorganization of the LCG Fund, a series of the Trust, into the Investors Fund, also a series of the Trust. In approving the Reorganization, the Board of Trustees considered, among other things, (i) the similarities between the Funds’ investment objectives and strategies, (ii) the fact that the management fee for both Funds is the same (however, unlike the LCG Fund, the Investors Fund has a breakpoint management fee structure whereby management fees reduce from 0.75% to 0.60% on net assets in excess of $100 million), (iii) the fact that the overall expense ratio for both Funds, before applicable waivers, is the same, and the expense ratio for the Investors Fund will be capped for two years after the Reorganization to ensure overall expenses do not exceed 0.95%, (iv) the costs of the Reorganization (estimated to be approximately $25,000, which includes approximately $15,000 of brokerage costs associated with the sale of LCG Fund portfolio holdings in anticipation of the Reorganization), which will be borne by Madison, the investment adviser to both Funds, and/or its affiliates, (v) the continuity of shareholder servicing for LCG Fund shareholders who will become Investors Fund shareholders, and (vi) the anticipated tax-free nature of the Reorganization. The Board also took into account the generally better performance of the Investors Fund as compared to the LCG Fund over all time periods.
The Board of Trustees also considered Madison’s belief that optimizing its equity fund lineup, while still offering breadth and depth across asset classes, will make it easier for shareholders to differentiate between the funds offered through Madison and may increase the combined Fund’s prospects for increased sales and economies of scale. The Board also considered Madison’s view that the Reorganization represents the most effective use of investment resources and creates an environment with the best opportunity for successful long-term investing on behalf of shareholders.
Federal Income Tax Consequences. Each Fund has qualified, in each taxable year since it was organized, and intends to qualify, as of the Closing Date, as a “regulated investment company” under the Internal Revenue Code of 1986, as amended (the “Code”). Accordingly, each of the Funds has been, and expects to continue to be, relieved of all or substantially all federal income taxes. The exchange of all of the assets of the LCG Fund for shares of the Investors Fund and the assumption by the Investors Fund of the liabilities of the LCG Fund, and the liquidation of the LCG Fund, are intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368(a)(1)(C) of the Code. However, any dividend paid by the LCG Fund prior to the Reorganization may result in taxable income to LCG Fund shareholders. As a condition to the closing of the transaction, the Funds will each receive an opinion of DeWitt Ross & Stevens, S.C., to the effect that, based on certain assumptions and on the existing provisions of the Code, treasury regulations issued thereunder, current revenue rulings, revenue procedures and court decisions, for federal income tax purposes:
(1) The transfer of all of the assets and liabilities of the LCG Fund to the Investors Fund in exchange for shares of the Investors Fund and the distribution to shareholders of the LCG Fund of shares of the Investors Fund, as described in the Plan, will constitute a tax-free “reorganization” within the meaning of Section 368(a)(1)(C) of the Code, and the LCG Fund and the Investors Fund each will be considered "a party to a reorganization" within the meaning of Section 368(b) of the Code;
(2) No gain or loss will be recognized by the LCG Fund upon (a) the transfer of its assets and liabilities to the Investors Fund in exchange for the issuance of shares of the Investors Fund to the LCG Fund and the assumption by the Investors Fund of the LCG Fund's liabilities, if any, and (b) the distribution by the LCG Fund to its shareholders of shares of the Investors Fund received as a result of the Reorganization;
(3) No gain or loss will be recognized by the Investors Fund upon its receipt of the assets and liabilities of the LCG Fund in exchange for the issuance of shares of the Investors Fund to the LCG Fund and the assumption by the Investors Fund of the LCG Fund's liabilities, if any;
(4) The tax basis of the Investors Fund shares received by a shareholder of the LCG Fund in the aggregate will be the same as the aggregate tax basis of the shareholder’s LCG Fund shares immediately prior to the Reorganization;
(5) The tax basis of the Investors Fund in the assets and liabilities of the LCG Fund received pursuant to the Reorganization will be the same as the tax basis of the assets and liabilities in the hands of the LCG Fund immediately before the Reorganization;
(6) The tax holding period for the shares of the Investors Fund issued in connection with the Reorganization will be determined by including the period for which the shareholder held shares of the LCG Fund exchanged therefor, provided that the shareholder held such shares of the LCG Fund as capital assets;
(7) The tax holding period for the Investors Fund with respect to the assets and liabilities of the LCG Fund received in the Reorganization will include the period for which such assets and liabilities were held by the LCG Fund;
(8) The LCG Fund’s shareholders will not recognize gain or loss upon the exchange of their shares of the LCG Fund for shares of the Investors Fund as part of the Reorganization;
(9) The Investors Fund will succeed to and take into account the items of the LCG Fund described in Section 381(c) of the Code, subject to the provisions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the regulations thereunder; and
(10) The tax year of the LCG Fund will end on the date of the Reorganization.
Shareholders of the LCG Fund should consult their tax advisers regarding the effect, if any, of the Reorganization in light of their individual circumstances, including state and local tax consequences, if any, of the Reorganization.
An opinion of counsel merely represents counsel's best judgment with respect to the probable outcome on the merits and is not binding on the Internal Revenue Service or the courts. Accordingly, there can be no assurance that the Internal Revenue Service will not take a contrary position, that the applicable law will not change, or that any such change will not have retroactive effect. If the Reorganization is completed but does not qualify as a tax-free reorganization under the Code, the LCG Fund would recognize gain or loss on the transfer of its assets to the Investors Fund and each shareholder of the LCG Fund would recognize a taxable gain or loss equal to the difference between its tax basis in its LCG Fund shares and the fair market value of the shares of the Investors Fund received in the Reorganization.
At this time, based on our analysis, as a result of the Reorganization, the Investors Fund is expected to undergo an “ownership change” for tax purposes since it is expected to be the smaller of the two Funds at the time of the Reorganization. As a result, capital loss carry forwards and certain built-in losses, if any, may be subject to the loss limitation rules of the Code. The Code limits the amount of pre-ownership change losses that may be used to offset post-ownership change gains to a specific annual loss limitation (generally, the product of the net asset value of the entity undergoing the ownership change and a rate established by the IRS). Subject to certain limitations, any unused portion of these losses may be available in subsequent years, subject to (i) an overall eight-year carry forward limit, as measured from the date of recognition, for existing capital loss carry forwards as of the effective time of the Reorganization, and (ii) no time limit for built-in losses which become recognized following the effective time of the Reorganization. The capital loss carry forwards and certain built-in losses, if any, of the LCG Fund should not be limited by reason of the Reorganization since it is expected to be the larger of the two Funds at the effective time of the Reorganization.
In addition, if an ownership change is deemed to occur at the time of Reorganization, for five years beginning after the closing of the Reorganization, the combined Fund may not be allowed to offset certain pre-Reorganization built-in gains attributable to one

Fund with capital loss carry forwards and certain built-in losses attributable to another Fund. Neither Fund had any capital loss carry forward as of October 31, 2015.
Comparison of Shareholder Rights. Because both Funds are separate series of the same Trust, shareholders of each Fund have identical rights. Accordingly, the rights of shareholders of the LCG Fund will not change as a result of the Reorganization.
Comparison of Valuation Procedures. The net asset value (“NAV”) for both Funds is calculated in exactly the same manner. Namely, it is calculated once, at the close of regular trading on the New York Stock Exchange (“NYSE”), usually 4:00 p.m. Eastern Time, each business day that the NYSE is open. The net asset value per share is computed by dividing the total net assets of each Fund and class by the total number of outstanding shares of that Fund and class. Total net assets are determined by adding the total current value of portfolio securities, cash, receivables, and other assets and subtracting liabilities. Short-term instruments having maturities of 60 days or less are valued on an amortized cost basis, which approximates market value.
Equity securities and exchange-traded funds (“ETFs”) listed on any U.S. or foreign stock exchange or quoted on the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) are valued at the last quoted sale price or official closing price on that exchange or NASDAQ on the valuation day (provided that, for securities traded on NASDAQ, the Funds utilize the NASDAQ Official Closing Price). If no sale occurs, (a) equities traded on a U.S. exchange or on NASDAQ are valued at the mean between the closing bid and closing asked prices, and (b) equity securities traded on a foreign exchange are valued at the official bid price. Debt securities purchased with a remaining maturity of 61 days or more are valued by a pricing service selected by the Funds or on the basis of dealer-supplied quotations. Investments in shares of open-ended mutual funds, including money market funds, are valued at their daily NAV.
Over-the-counter securities not quoted or traded on NASDAQ are valued at the last sale price on the valuation day. If no sale occurs on the valuation day, an over-the-counter security is valued at the mean between the last bid and asked prices. Over-the-counter options are valued based upon prices provided by market makers in such securities or dealers in such currencies. Exchange-traded options are valued at the last sale or bid price on the exchange where such option contract is principally traded. Spot and forward foreign currency exchange contracts are valued based on quotations supplied by dealers in such contracts. Overnight repurchase agreements are valued at cost, and term repurchase agreements (i.e., those whose maturity exceeds seven days), swaps, caps, collars and floors are valued at the average of the closing bids obtained daily from at least one dealer.
The value of all assets and liabilities expressed in foreign currencies are converted into U.S. dollar values using the then-current exchange rate as of noon Eastern Time on each day the New York Stock Exchange is open for business.
All other securities for which either quotations are not readily available, no other sales have occurred, or in Madison’s opinion, do not reflect the current market value, are appraised at their fair values as determined in good faith by a pricing committee, appointed by the Board of Trustees and under the general supervision of the Board (the “Pricing Committee”). When fair value pricing of securities is employed, the prices of securities used by the Funds to calculate NAV may differ from market quotations or official closing prices. A Fund’s investments (or underlying fund) will be valued at fair value if, in the judgment of the Pricing Committee, an event impacting the value of an investment occurred between the closing time of a security’s primary market or exchange (for example, a foreign exchange or market) and the time the Fund’s share price is calculated. Significant events may include, but are not limited to, the following: (1) significant fluctuations in domestic markets, foreign markets or foreign currencies; (2) occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant government actions; and (3) major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Pricing Committee would determine the fair value of affected securities considering factors including, but not limited to: fundamental analytical data relating to the investment; the nature and duration of any restrictions on the disposition of the investment; and the forces influencing the market(s) in which the investment is purchased or sold. The Pricing Committee may rely on an independent fair valuation service to adjust the valuations of foreign equity securities based on specific market-movement parameters established by the Pricing Committee and approved by the Board.

Capitalization. The following table sets forth, as of October 31, 2015, the capitalization of the LCG Fund and the Investors Fund, and the pro forma combined capitalization of the Investors Fund assuming the Reorganization has been consummated.

Share Class	Large Cap Growth Fund	Investors Fund	Pro Forma Adjustments	Investors Fund Pro Forma Combined
Class A Shares:
Net Assets	$62,266,241	$2,188,553	$4,554,235	$69,009,029
Shares Outstanding[1]	2,720,664	102,743	416,448	3,239,855
Net Asset Value per Share	$22.89	$21.30		$21.30

Class B Shares[2]:
Net Assets	$4,554,235	-	$(4,554,235)	-
Shares Outstanding[1]	226,211	-	(226,211)	-
Net Asset Value per Share	$20.13	-		-
Class Y Shares:

Net Assets	$108,017,908	$109,506,333		$217,524,241
Shares Outstanding[1]	4,674,145	5,127,762	382,873	10,184,780
Net Asset Value per Share	$23.11	$21.36		$21.36

Class R6 Shares:
Net Assets	-	$6,589,318		$6,589,318
Shares Outstanding[1]	-	306,911		306,911
Net Asset Value per Share	-	$21.47		$21.47
1The correlating LCG Fund share classes will be exchanged for the Investor Fund share classes at the Investor Fund’s ending NAV calculated as of the Valuation Time.
2 All of the outstanding Class B Shares of the LCG Fund will be converted to Class A shares prior to the Reorganization.
Investment Adviser. Madison Asset Management, LLC (“Madison”) manages both Funds’ investments and business operations under the overall supervision of the Board of Trustees of the Trust. Madison has the responsibility for making all investment decisions for the Funds. Madison’s principal business address is 550 Science Drive, Madison, Wisconsin 53711. Madison is registered as an investment adviser with the SEC and all of the firm’s voting shares are held by Madison Investment Holdings, Inc. (“MIH”). The Funds are subject to the same investment advisory contract, with the same annual management fee of 0.75%, except that currently the Investors Fund has a breakpoint fee structure which provides that the management fee will reduce to 0.60% on net assets in excess of $100 million. The shareholders of the Investors Fund are being asked to vote to approve an amendment to the management fee breakpoint fee structure to replace it with the current breakpoint fee structure for the Large Cap Growth Fund. The current Large Cap Growth Fund breakpoint fee structure provides a reduction of the management fee to 0.70% on net assets between $500 million and $1 billion, and 0.65% on net assets in excess of $1 billion.. The Funds are also subject to the same administrative services agreement with Madison, which currently provides for an annual service fee of 0.35% on the Investors Fund Class A and Class Y shares. The investment adviser to the Investors Fund has contractually agreed to waive and/or reimburse the service fee it receives to the extent necessary to maintain total annual fund operating expenses for Class A shares at 1.20% and for Class Y shares at 0.95% until at least February 28, 2016. In conjunction with the Reorganization, the service fees for Investors Fund Class A and Class Y shares will be permanently reduced to 0.20%. The current service fee on the Large Cap Growth Fund Class A and Class Y shares is 0.20%.
A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement between the Funds and Madison can be found in the Funds’ annual report for the fiscal year ended October 31, 2015.
The Large Cap Growth Fund is co-managed by Jay Sekelsky, CFA, Ray DiBernardo, CFA, and Walter Dewey, CFA. Mr. Sekelsky, who joined Madison in 1990, is an Executive Director and the Chief Investment Officer of Madison. Messrs. Sekelsky, DiBernardo and Dewey have co-managed the fund since April 2013. Mr. DiBernardo, Vice President and Portfolio Manager, has been with Madison since 2003. Mr. Dewey, Vice President and Portfolio Manager, has been with Madison since December 2012. Prior to that, he served as a portfolio manager for Reinhart Partners, Inc. (“Reinhart”), an investment advisory firm, since 2008. For the twenty years prior to joining Reinhart, Mr. Dewey was a portfolio manager for U.S. Bancorp in Madison, WI.
The Investors Fund is co-managed by Jay Sekelsky, CFA, and Matt Hayner, CFA. Mr. Sekelsky has been involved in the management of the fund since joining Madison in 1990, and has served as co-manager of the fund since 1991. Mr. Hayner, Vice

President and Portfolio Manager of Madison, has co-managed the fund from May 2008 until May 2010, and again since May 2012. Mr. Hayner has been a member of Madison’s equity management team since 2002.
After the Reorganization is consummated, the combined Fund will be co-managed by Messrs. Sekelsky and Hayner (i.e., the portfolio managers of the Investors Fund).
Distribution. MFD Distributor, LLC (“MFD”) acts as the principal distributor of shares of the Funds. MFD’s principal business address is 550 Science Drive, Madison, Wisconsin 53711. MFD is a wholly owned subsidiary of MIH, which is affiliated with Madison.
Distribution and Service Plans (Rule 12b-1)
Madison Funds has adopted, on behalf of certain funds and share classes, distribution and/or service plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”). These plans permit the funds to pay for distribution of their shares and servicing of their shareholders out of fund assets; therefore, the cost of these plans is indirectly borne by all shareholders who own shares of the affected funds and share classes. These plans are described below.
Service Fees (Class A shares). Service plans have been adopted pursuant to Rule 12b-1 under the 1940 Act for Class A shares of both Funds. Under the terms of these plans, each Fund pays MFD a service fee equal to 0.25% of the average daily net assets attributable to each class of shares of that fund. The service fee is used by MFD to offset costs of servicing shareholder accounts or to compensate other qualified broker/dealers who sell shares of the funds pursuant to agreements with MFD for their costs of servicing shareholder accounts. MFD may retain any portion of the service fee for which there is no broker/dealer of record as partial consideration for its services with respect to shareholder accounts.
Sales Charges and Fees.
Class A Shares of both Funds are offered at a price that includes an initial “front-end” sales charge that is deducted from your investment at the time you purchase shares. Depending upon the amount you invest, the sales charge may be reduced and/or eliminated for larger purchases as indicated below.

	Investors Fund
	Large Cap Growth Fund
	Sales Charge as a % of:		Dealer Commission as a % of Offering Price[2]
Investment Amount:	Offering Price[1]	Net Amount Invested
Under $25,000	5.75%	6.10%	5.00%
$25,000 to $49,999	5.00%	5.26%	4.50%
$50,000 to $99,999	4.50%	4.71%	4.00%
$100,000 to $249,999	3.50%	3.63%	3.00%
$250,000 to $499,999	2.50%	2.56%	2.00%
$500,000 to $999,999	1.50%	1.52%	1.20%
$1 million or more and certain other investments described below	None[3]	None	See Below[4]

1 The sales charge you pay may be higher or lower than what is disclosed due to standard industry practice to round the public offering price to two decimal places when calculating the number of shares purchased, and to round the number of shares purchased to three decimal places. Please refer to the SAI for additional information.

[2]
The portion of the sales charge the fund’s distributor, MFD Distributor, LLC (“MFD”), or its agent pays to broker/dealers for selling the funds’ shares. The broker/dealer passes along a portion of this compensation to your financial advisor. From time to time, MFD, at its discretion, may pass along to the broker/dealers the entire sales charge paid as a percentage of offering price as part of a sales program, although it has not done so as of the date of this prospectus.

[3]	A CDSC may be assessed on certain purchases of Class A shares of over $1,000,000 at a rate of 1.00% in the first year and 0.50% in the second year following the purchase.

[4]
MFD may pay a commission up to 0.80% on certain purchases of Class A shares over $1,000,000 on which no initial sales charge was paid, with a maximum commission of 0.50% on purchases over $3,000,000. MFD may also pay a commission up to 0.75% on certain purchases of Class A shares under $1,000,000 on which no initial sales charge was paid, through programs offered by MFD or to dealers that have special arrangements with MFD.

Class A Shares of both Funds offer the same sales charge reductions, including combining purchases for accounts, including immediate family, rights of accumulation, and letter of intent whereby an initial investment receives a breakpoint for an amount you agree to purchase over a 13-month period.

Class A shares of both funds offer the same Sales Charge Waivers. Class A shares may be purchased without front-end sales charges by the following individuals and institutions:

•	Credit union employees and their “immediate family,” when purchasing shares for their own personal accounts.

•	Registered representatives of broker/dealers and registered investment advisers authorized to sell the funds when purchasing shares for their own account or for the benefit of their immediate family.

•
Individuals and their immediate family who within the past twelve months were trustees, directors, officers, or employees of CMFG Life Insurance Company or its subsidiaries and affiliates (collectively referred to herein as “CMFG Life”), or any trust, pension, profit sharing or other benefit plan which beneficially owns shares for those persons, provided the purchase is made directly by mail, internet or telephone without the consultation of a registered representative. If the purchase is made through a registered representative, sales charges as described in this prospectus may apply.

•
Individuals and their immediate family who, within the past twelve months, were members of the Board of Trustees of the Trust; directors, officers or employees of the adviser, any subadviser, or service providers of Madison Funds or the Ultra Series Fund; or any trust, pension, profit sharing or other benefit plan which beneficially owns shares for those persons.

•
Individuals and their immediate family who, within the past twelve months, were trustees, directors, officers or employees of Madison Investment Holdings, Inc. and/or its subsidiaries or affiliated companies; or any trust, pension, profit sharing or other benefit plan which beneficially owns shares for those persons.

•	Credit union system-affiliated institutional investors and other non-profit organizations as described in section 501(c)(3) of the Internal Revenue Code of 1986, as amended (the “Code”).

•	Credit union employees and employees of non-profit organizations that qualify as tax-exempt under section 501(c) of the Code, when purchasing shares in a 457(b) eligible deferred compensation plan.

•	Certain qualified defined benefit or qualified defined contribution pension plans, including 401(k) plans, with over $250,000 of assets.

In addition, Class A shares of both Funds may be purchased without front-end sales charges in the following transactions:

•	In fee-based managed account programs with the fund’s distributor or dealers that have a special arrangement with the fund’s distributor or investment adviser.

•
With proceeds from the liquidation of a CMFG Life-affiliated pension product. (For employees of CMFG Life or any of its affiliated companies, the sales charge waiver applies, provided the purchase is made directly by mail, internet or telephone without the consultation of a registered representative. If the purchase is made through a registered representative, sales charges as described in this prospectus may apply.)

•	In Retirement Health Care Funding Program accounts (FAS 106) and Employee Option Plan accounts administered by CMFG Life.

•
By exchange from one fund to another, except exchanges of Class A shares of the Cash Reserves Fund initially purchased without a sales charge will be subject to the appropriate sales charge upon exchange into Class A shares of another Madison Fund.

•	Reinvestment of dividends or capital gains from any fund.

•	Pursuant to the funds’ reinstatement or reinvestment privilege (see the SAI for more information).

•	From the proceeds of shares of another fund account on which a load was already paid.

The Class Y shares of the Funds, and the Class R6 shares of Investors Fund do not charge any sort of sales charge (front end or contingent deferred), or any Rule 12b-1 fees. In addition, neither Fund charges any redemption fees.
Purchase and Redemption Procedures.
Purchasing Information. Class A and Class Y shares of both Funds are offered at the price next determined after the purchase order is received in good order by the Trust. For this purpose, good order means that the request includes all information required to process the request. Both Funds offer a systematic investment program, a systematic withdrawal program, and a systematic exchange program, all of which allow existing shareholders to purchase (or redeem) additional shares of the Funds at regular intervals. If you are a shareholder of the LCG Fund who invests in LCG Fund shares through one or more of these programs, your participation in the program(s) will continue post-Reorganization, so you may want to review your current allocations in light of the planned Reorganization.

Minimum Investments.
Class A shares of both Funds has the same investment minimums:

Type of Account	To Open an Account[1]	To Add to an Account[1]
Non-retirement accounts:	$1,000 ($1,000 per fund)	$150 ($50 per fund)
Retirement accounts:	$500 ($500 per fund)	$150 ($50 per fund)
Systematic investment programs:[2]
Twice Monthly or Biweekly[3]	$25	$25
Monthly	$50	$50
Bimonthly (every other month)	$100	$100
Quarterly	$150	$150
1The fund reserves the right to accept purchase amounts below the minimum for accounts that are funded with pre-tax or salary reduction contributions which include SEPs, 401(k) plans, non-qualified deferred compensation plans, and other pension and profit sharing plans, as well as for investment for accounts opened through institutional relationships like “managed account” programs.
2Regardless of frequency, the minimum investment allowed is $50 per fund per month.
3Only one fund can be opened under the twice monthly or biweekly options and all purchases need to be directed to that fund.

Class Y shares of both Funds are available for purchase directly from the funds with a minimum initial investment of $25,000 for all account types, and a minimum subsequent investment of $1,000, provided that these minimums may be waived in certain situations. Class Y shares are also available for purchase by the following investors at a reduced minimum initial investment of $1,000 for non-retirement accounts and $500 for retirement accounts, with a minimum subsequent investment of $50:
• Dealers and financial intermediates that have entered into arrangements with the funds’ distributor to accept orders on behalf of their clients.
• The fund-of-funds and managed account programs managed by Madison.
• Investment advisory clients of Madison and its affiliates.
• Members of the Board of Trustees of Madison Funds and any other board of trustees affiliated with Madison.
• Individuals and their immediate family members who are employees, directors or officers of the adviser, any sub-adviser, or any service provider of Madison Funds.
• Any investor, including their immediate family members, who owned Class Y shares of any Madison Mosaic Fund as of April 19, 2013.
• Any investor, including their immediate family members, who owned Advisor class shares of the Hansberger International Growth Fund as of July 31, 2014.

The Funds reserve the right to accept purchase amounts for Class Y shares below the stated minimums for accounts that are funded with pre-tax or salary reduction contributions which include SEPs, 401(k) plans, non-qualified deferred compensation plans, and other pension and profit sharing plans, as well as for investment for accounts opened through institutional relationships like managed account programs and orders placed in omnibus accounts.
Class R6 Shares of the Investors Fund may be purchased through participating retirement plans, such as 401(k) plans, 457 plans, 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and other qualified retirement plans, and nonqualified deferred compensation plans. Purchase minimums for any such retirement plan investors are set by the plan’s administrator or record keeper. Class R6 shares are also available for purchase by corporations and other institutions, such as trusts, endowments and foundations, with a minimum initial investment of $500,000 and a minimum subsequent investment of $50,000. The funds reserve the right to lower the minimum initial investment amount on a case-by-case basis if deemed to be in the interest of the funds. Class R6 shares are not available to retail non-retirement accounts, traditional and Roth individual retirement accounts (IRAs), Coverdell Education Savings Accounts, SEPS, SARSEPs, SIMPLE IRAs or individual 403(b) plans. Class R6 shares are also not available for purchase under circumstances where the funds’ investment adviser (and/or an affiliate thereof) is contractually required to pay, directly or indirectly, a portion of the revenues it receives from the fund(s) to a third party pursuant to a joint venture, revenue sharing or similar agreement.

Payments to Broker-Dealers and Other Financial Intermediaries. Madison and/or its affiliates may pay, out of its own resources, the broker-dealer, financial intermediary or selling agent through which investors purchase Fund shares a fee for their sales support services to the Funds. These payments may create a conflict of interest by influencing the broker-dealer, financial intermediary or selling agent to recommend the Funds over another investment. Investors should ask their selling agent or visit their selling agent’s website for more information.
Redemption Information. Shares of both Funds are redeemed at a price equal to the NAV next determined after the redemption request is accepted in good order by the Funds. The Funds do not impose any redemption fees or contingent deferred sales charges. Both Funds have reserved the right to redeem shares “in-kind” under certain circumstances.
Purchasing Shares by Exchange. Within an account, shareholders may exchange shares of one Fund for shares of the same class of another Fund subject to the minimum investment requirements of the Fund purchased, except that exchanges of Class Y shares of either Fund may be exchanged for Class A shares of the Madison Cash Reserves Fund, and Class R6 shares of the Investors Fund may be exchanged for Class A shares of the Madison Cash Reserves Fund. With certain exceptions, only five exchanges are allowed per Fund in a calendar year. If a shareholder establishes a systematic exchange program, those exchanges are not included in the exchange limit policies. The Funds reserve the right to require that previously exchanged shares (and reinvested dividends) be in a Fund for 90 days before an investor is permitted a new exchange. A Fund may change its exchange policy at any time upon 60 days’ notice to its shareholders.
It is important to note that additional restrictions may apply if a shareholder invests through a financial intermediary. The Trust will work with financial intermediaries, such as broker-dealers, investment advisers and record keepers, to apply the Funds’ exchange limit guidelines, but in some instances, the Trust is limited in its ability to monitor the trade activity or enforce the Funds’ exchange limit guidelines in such accounts. In addition, a different exchange limit may apply for accounts held by certain institutional retirement plans to conform to plan exchange limits.
Limitations on Purchase. If a shareholder purchases shares of either Fund by check, and the check does not clear, the purchase will be canceled and the shareholder could be liable for any losses or fees incurred. A charge of $30 will be assessed for each returned check occurrence. The Funds do not accept third-party checks, starter checks, credit cards, credit card checks, or cash to purchase shares. All purchase payments must be denominated in U.S. dollars and drawn on or from U.S. financial institutions.
Execution of Requests. Each Fund is open on those days when the NYSE is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV calculated after your request is received in good order by the Trust. In unusual circumstances, a Fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to seven business days or longer, as allowed by federal securities law.
Frequent Trading. The Trust discourages investors from using the Funds to frequently trade or otherwise attempt to “time” the market. As a result, the Funds reserve the right to reject a purchase or exchange request for any reason.
Market Timing. It is the policy of the Trust to block shareholders or potential shareholders from engaging in harmful trading behavior, as described below, in any Madison Fund. To accomplish this, the Funds reserve the right to reject a purchase or exchange request for any reason, without notice. This policy does not affect a shareholder’s right to redeem an account. In addition, the Funds have written agreements in place with intermediaries who hold Fund shares on behalf of others (e.g., brokers, banks and plan administrators) which give the Funds the authority to identify third parties who invest in the Funds through such intermediaries so that the Funds can prevent them from engaging in harmful frequent trading and market-timing activity as described below.
Identifiable Harmful Frequent Trading and Market-Timing Activity. The Trust defines harmful trading activity as that activity having a negative effect on portfolio management or Fund expenses. For example, a Fund subject to frequent trading or “market-timing” must maintain a large cash balance in order to permit the frequent purchases and redemptions caused by market-timing activity. Cash balances must be over and above the “normal” cash requirements the Fund keeps to handle redemption requests from long-term shareholders, to buy and sell portfolio securities, etc. By forcing a Fund’s portfolio manager to keep greater cash balances to accommodate market timing, the Fund may be unable to invest its assets in accordance with the Fund’s investment objectives. Alternatively, harmful trading activity may require frequent purchase and sale of portfolio securities to satisfy cash requirements. To the extent market-timing activity of this sort requires the affected Fund to continually purchase and sell securities, the Fund’s transaction costs will increase in the form of brokerage commissions and custody fees. Finally, frequent trading activity results in a greater burden on the affected Fund’s transfer agent, increasing transfer agent expenses and, if not actually raising Fund expenses, at least preventing them from being lowered.
For all of the above reasons, the Funds monitor cash flows and transfer agent activity in order to identify harmful activity. Furthermore, when approached by firms or individuals who request access for market timing activities, the Funds decline such requests; when trades are attempted without such courtesy, the Funds make every effort to block them and prohibit any future investments from the source of such trades. The Funds do not define market-timing by the frequency or amount of trades during any particular time period. Rather, the Funds seek to prevent market-timing of any type that harms the Funds in the manner described above.
The Funds do not currently impose additional fees on market timing activity although the right to do so is reserved upon notice in the future. The Funds do not specifically define the frequency of trading that will be considered “market timing” because the goal is to prevent any harm to long-term investors that is caused by any out-of-the-ordinary trading or account activity. As a result, when the Funds identify any shareholder activity that causes or is expected to cause the negative results described above, the Funds will block the shareholder from making future investments. As a practical matter, the Trust’s generally applicable restriction on exchanges per Fund to five per year, as described above, limits the occurrence of frequent trading and market-timing activity.
The Funds use their discretion to determine whether transaction activity is harmful based on the criteria described above. Except as described below, the Funds do not distinguish between shareholders that invest directly with a Fund or shareholders that invest with the Trust through a broker (either directly or through an intermediary account), an investment adviser or other third party as long as the account is engaging in harmful activity as described above.
Other Risks Associated with Market Timing. Moving money in and out of Funds on short notice is a strategy employed by certain investors who hope to reap profits from short-term market fluctuation. This is not illegal, but is discouraged by many Funds since it can complicate Fund management and, if successfully employed, have a negative impact on performance. In particular, a successful “market-timer” could, over time, dilute the value of Fund shares held by long-term investors by essentially “siphoning off” cash by frequently buying Fund shares at an NAV lower than the NAV at which the same shares are redeemed. The Funds will block ALL identifiable harmful frequent trading and market-timing activity described above regardless of whether the market-timer is successful or unsuccessful. In any event, investors in the Funds should be aware that dilution caused by successful market timing by some shareholders is a risk borne by the remaining shareholders.
Exceptions or Other Arrangements. It is possible that a Fund will not detect certain frequent trading or market timing activity in small amounts that, because of the relatively small size of such activity, is subsumed by the normal day-to-day cash flow of the Fund. However, the Funds believe their procedures are adequate to identify any market timing activity having the harmful effects identified in the section entitled “Identifiable Harmful Frequent Trading and Market-Timing Activity,” above, regardless of the nature of the shareholder or method of investment in the Trust.
Delegation to Certain Intermediaries. The Trust may rely on the short-term trading policies enforced by financial intermediaries if, in the discretion of the Trust’s Chief Compliance Officer, such policies are designed to prevent the harm that these policies are designed to address. Intermediary policies relied upon in this manner must be adequately identified in written agreements enforceable by the Trust or its distributor on behalf of the Funds.
Because the Funds discourage market timing in general, the Trust does not currently, nor does it intend to, have any arrangements or agreements, formal or informal, to permit any shareholders or potential shareholders to directly or indirectly engage in any type of market-timing activities, harmful or otherwise. Although the Funds believe reasonable efforts are made to block shareholders that engage in or attempt to engage in harmful trading activities, the Funds cannot guarantee that such efforts will successfully identify and block every shareholder that does or attempts to do this.
Small Accounts. Due to the high fixed cost of maintaining mutual fund accounts, the Funds reserve the right to close any non-retirement accounts (excluding accounts set up with a systematic investment program) that have balances below $1,000. The Funds will mail affected shareholders a notice asking that the account value be brought up to $1,000, or that the shareholder initiate a systematic investment program. If a shareholder does not bring the account value up to $1,000 or initiate a systematic investment program within 60 days, the Funds may sell the shares in the shareholder’s account and mail the proceeds to the shareholder.
Distributions and Taxes. Both Funds distribute most or all of their net investment income and capital gains annually, typically in December. Many investors have their distribution payments reinvested in additional shares of the same Fund and class. If you choose this option, or if you do not indicate any choice, your distribution payments will be reinvested on the payment date. Alternatively, you can choose to have a check for your distribution payments mailed to you. However, if, for any reason, the check is not deliverable, your distribution payments will be reinvested and no interest will be paid on amounts represented by the check. All distributions that you receive from the Funds are generally taxable, whether reinvested or received in cash. In addition, your redemption of Fund shares may result in a taxable gain or loss to you, depending on whether the redemption proceeds are more or less than what you paid for the redeemed shares. An exchange of shares of one Fund for shares in any other Fund in the Madison Funds family generally will have similar tax consequences.

Control Persons and Principal Holders of Securities. As of January 7, 2016, the Funds’ shareholders of record and/or beneficial owners (to the Funds’ knowledge) who owned five percent or more of the Funds’ shares were as follows:

Fund	Shareholder Name and Address	Percent of Shares Held	Percent of Shares Held Following the Reorganization
Large Cap Growth Fund

Investors Fund

1    Ownership represents ownership of record rather than beneficial ownership.

[2]	A beneficial owner of 25% or more of a voting security of a Fund is presumed to have “control” of the Fund for purposes of the 1940 Act, absent a determination to the contrary by the SEC.
[As of January 7, 2016, the officers and trustees of the Funds, as a group, owned of record and beneficially less than 1% of the outstanding voting securities of each Fund.]
Service Providers. State Street Bank and Trust Company (“State Street”), 225 Franklin Street, Boston, Massachusetts 02110, provides the Funds with fund accounting and administration services. State Street also serves as the Funds’ custodian. Boston Financial Data Services, an affiliate of State Street located at 2000 Crown Colony Drive, Quincy, Massachusetts 02169, is the Funds’ transfer agent.
Financial Highlights. Set forth below are the financial highlights for the Funds. The financial highlights are intended to help you understand the Funds’ financial performance for the past five years (or since inception of the Funds if less than five years). Certain information reflects financial results for a single Fund share outstanding for the period presented. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Funds, assuming reinvestment of all dividends and distributions. The financial highlights presented below have been derived from the Funds’ financial statements and financial highlights, which have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, whose report, along with the Funds’ financial statements and financial highlights, is incorporated by reference in the SAI and included in the Funds’ annual report, each of which is available upon request by calling us at 1-800-877-6089.

LARGE CAP GROWTH FUND
CLASS A__________ _ CLASS B      CLASS Y
Year Ended October 31, Year Ended October 31, Year Ended October 31, 2015 2014 2013 2012 2011 2015 2014 2013 2012 2011 2015 2014 2013 2012 2011

Net Asset Value at beginning of period $23 .50 $21 .06 $17 .18 $16 .00 $15.20 $20 .99 $19 .02 $15 .61 $14 .64 $13 .99 $23.72 $21.24 $17.33 $16.11 $15.30

Income from Investment Operations:
Net investment income (loss)	0.13	0.05	0.07	0 .01	(0.01)	(0.04)	(0.17)	(0.12)	(0.12)	(0.13)	0.20	0.09	0.11	0.06	0.04
Net realized and unrealized gain on investments	1.15	3.17	3.88	1.17	0.83	1.01	2.92	3.56	1.09	0.78	1.14	3.22	3.91	1.18	0.82
Total from investment operations	1.28	3.22	3.95	1.18	0.82	0.97	2.75	3.44	0.97	0.65	1.34	3.31	4.02	1.24	0.86

Less Distributions:
Distributions from net investment income	(0.06)	–	(0.07)	–	(0.02)	–	–	(0.03)	–	–	(0.12)	(0.05)	(0.11)	(0 .02)	(0 .05)
Distributions from capital gains	(1.83)	(0.78)	–	–	–	(1.83)	(0.78)	–	–	–	(1.83)	(0.78)	–	–	–
Total distributions	(1.89)	(0 .78)	(0.07)	0	(0 .02)	(1.83)	(0.78)	(0 .03)	0	0	(1.95)	(0.83)	(0.11)	(0 .02)	(0 .05)
Net increase (decrease) in net asset value	(0.61) 2.44 3.88 1.18 0.80					(0.86)	1.97	3.41	0.97	0 .65	(0 .61) 2 .48 3 .91 1 .22 0 .81
Net Asset Value at end of period	$22.89 $23.50 $21.06 $17.18 $16.00					$20.13	$20.99	$19.02	$15.61	$14.64	$23.11 $23 .72 $21 .24 $17.33 $16.11
Total Return (%)	5 .65 15 .63 23 .05 7 .38 5 .39					4.85	14.76	22.08	6.63	4.65	5.88 15.94 23.33 7.72 5.63
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$62,266 $64,468 $59,187 $49,824 $48,068					$4,554	$4,726	$5,102	$5,731	$7,581	$108,018 $118,009 $92,067 $63,956 $61,122
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	1.20 1.20 1.20 1.20 1.20					1.95	1.95	1.95	1.95	1.95	0.95 0.95 0.95 0.95 0.95
After reimbursement of expenses by Adviser (%)	1.20 1.20 1.20 1.20 1.20					1.95	1.95	1.95	1.95	1.95	0.95 0.95 0.95 0.95 0.95
Ratio of net investment income (loss) to average net assets
After reimbursement of expenses by Adviser (%)	0.55	0.20	0.34	0.08	(0.05)	(0.21)	(0.54)	(0.37)	(0.68)	(0.79)	0.79	0.44	0.57	0.33	0.22
Portfolio turnover (%)	50	40	58	71	77	50	40	58	71	77	50	40	58	71	77
INVESTORS FUND
CLASS A CLASS Y     CLASS R6
Year Ended Inception Year Ended October 31, Year Ended December 31, Year Ended Inception                   October 31 to                           October 31 to

	2015	2014	10/31/13	2015	2014	2013	2012	2011	2010	2015	2014	10/31/13
Net Asset Value at beginning of period	$25.01	$22.49	$22.06	$25 .07	$22.50	$18.56	$16.40	$16.55	$15.07	$25.14	$22.51	$22.06
Income from Investment Operations:
Net investment income	0.09	0 .03	–	0 .16	0 .12	0 .10	0 .13	0 .15	0 .09	0 .15	0 .17	–
Net realized and unrealized gain (loss) on investments	1.06	3 .18	0 .43	1 .05	3 .15	3 .94	2 .17	(0.150)	1 .48	1 .10	3 .16	0 .45
Total from investment operations	1.15	3 .21	0 .43	1 .21	3 .27	4 .04	2 .30	–	1 .57	1 .25	3 .33	0 .45
Less Distributions:
Distributions from net investment income	-0.06	(0 .01)	0.00	(0 .12)	(0 .02)	(0 .10)	(0 .14)	(0 .15)	(0 .09)	(0 .12)	(0 .02)	0.00
Distributions from capital gains	-4.80	(0.68)	0.00	(4 .80)	(0 .68)	0.00	0.00	0	0.00	(4 .80)	(0 .68)	0.00
Total distributions	-4.86	(0.69)	0.00	(4 .92)	(0 .70)	(0 .10)	(0 .14)	(0 .15)	(0 .09)	(4 .92)	(0 .70)	0.00
Net increase (decrease) in net asset value	-3.71	2.52	0.43	-3.71	2.57	3.94	2 .16	(0 .15)	1 .48	-3.67	2 .63	0 .45
Net Asset Value at end of period	$21.30	$25.01	$22.49	$21.36	$25.07	$22.50	$18.56	$16.40	$16.55	$21.47	$25.14	$22.51
Total Return (%)	4.78	14.55	1.95	5.07	14.84	21.78	14.05	–	10.44	5.25	15.10	2.04
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s) $2,189 $1,340 $280 $109,506 $166,819 $196,164 $35,176 $36,339 $42,882 $6,589 $5,200 $7,234 Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%) 1.31    1.28     1.20     1.06     1.02     1.04 1 .05 0 .99     0 .99 0.73     0 .69 0.65 After reimbursement of expenses by Adviser (%) 1.19    1.13     1.06     0.94     0.87 0.89     0 .97 0 .99     0 .99 0.73 0 .64 0.56
Ratio of net investment income to average net assets
After reimbursement of expenses by Adviser (%) 0.38    0.15     (0.22) 0.62     0.43     0.41 0.75 0.82     0.60    0.83     0.65    0.23 Portfolio turnover (%) 33     52         34     33     52     34     47     36         41     33     52     34

APPENDIX A

AGREEMENT AND PLAN OF REORGANIZATION
This Agreement and Plan of Reorganization (the “Agreement”) is made as of December 18, 2015, and has been adopted by the Board of Trustees of Madison Funds (the “Trust”), a Delaware business trust, to provide for the reorganization of the Large Cap Growth Fund (the “Acquired Fund”) into the Investors Fund (the “Acquiring Fund”), each a series of the Trust.

This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the “Code”). The reorganization and liquidation will consist of the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange for shares of beneficial interest of the Acquiring Fund, and the distribution of the Acquiring Fund's shares to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund, as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement (the “Reorganization”).

I. PLAN OF REORGANIZATION

1.    Acquired Fund agrees to sell, assign, convey, transfer and deliver to Acquiring Fund on the Exchange Date (as defined in Section II.4) all of its properties and assets existing at the Valuation Time (as defined in Section II.2(f)). In consideration therefor, Acquiring Fund agrees, on the Exchange Date, to assume all of the liabilities of Acquired Fund existing at the Valuation Time and deliver to Acquired Fund: (i) a number of full and fractional Class A shares of beneficial interest of Acquiring Fund (the “Class A Merger Shares”) having an aggregate net asset value equal to the value of the assets of Acquired Fund attributable to Class A shares of Acquired Fund transferred to Acquiring Fund on such date less the value of the liabilities of Acquired Fund attributable to Class A shares of Acquired Fund assumed by Acquiring Fund on such date; and (ii) a number of full and fractional Class Y shares of beneficial interest of Acquiring Fund (the “Class Y Merger Shares”) having an aggregate net asset value equal to the value of the assets of Acquired Fund attributable to Class Y shares of Acquired Fund transferred to Acquiring Fund on such date less the value of the liabilities of Acquired Fund attributable to Class Y shares of Acquired Fund assumed by Acquiring Fund on such date. The Class A Merger Shares and Class Y Merger Shares shall be referred to collectively as the “Merger Shares.” Before the Exchange Date, Acquired Fund will declare and pay to its shareholders a dividend and/or other distribution in an amount such that it will have distributed all of its net investment income and capital gains as described in Section II.6(c) hereof.

2.    Upon consummation of the transactions described in Section I.1 of this Agreement, Acquired Fund will distribute, in complete liquidation to its Class A and Class Y shareholders of record as of the Exchange Date, the Class A and Class Y Merger Shares, each shareholder being entitled to receive that proportion of Class A Merger Shares or Class Y Merger Shares that the number of Class A and Class Y shares of beneficial interest of Acquired Fund held by such shareholder bears to the number of Class A or Class Y shares of Acquired Fund outstanding on such date.

II. AGREEMENT

Acquiring Fund and Acquired Fund agree as follows:

1.    Reorganization.

(a)
Subject to the other terms and conditions contained herein (including Acquired Fund’s obligation to distribute to its shareholders all of its net investment income and capital gains as described in Section II.6(c) hereof), Acquired Fund agrees to sell, assign, convey, transfer and deliver to Acquiring Fund, and Acquiring Fund agrees to acquire from Acquired Fund, on the Exchange Date all of the investments and all of the cash and other properties and assets of Acquired Fund, whether accrued or contingent, in exchange for that number of Merger Shares provided for in Section II.2 and the assumption by Acquiring Fund of all of the liabilities of Acquired Fund, whether accrued or contingent, existing at the Valuation Time. Pursuant to this Agreement, Acquired Fund will, as soon as practicable after the Exchange Date, distribute all of the Class A Merger Shares and Class Y Merger Shares received by it to its Class A and Class Y shareholders, respectively, in complete liquidation of Acquired Fund.

(b)
As soon as practicable, Acquired Fund will, at its expense, liquidate such of its portfolio securities as Acquiring Fund indicates it does not wish to acquire. This liquidation will be substantially completed before the Exchange Date, unless otherwise agreed by Acquired Fund and Acquiring Fund.

(c)
Acquired Fund agrees to pay or cause to be paid to Acquiring Fund any interest, cash or such dividends, rights and other payments received by it on or after the Exchange Date with respect to the investments and other properties and assets of Acquired Fund, whether accrued or contingent. Any such distribution will be deemed included in the assets transferred to Acquiring Fund at the Exchange Date and will not be separately valued unless the securities in respect of which such distribution is made have gone “ex” before the Valuation Time, in which case any such distribution which remains unpaid at the Exchange Date will be included in the determination of the value of the assets of Acquired Fund acquired by Acquiring Fund.

2.    Exchange of Shares; Valuation Time. On the Exchange Date, Acquiring Fund will deliver to Acquired Fund (i) a number of full and fractional Class A Merger Shares having an aggregate net asset value equal to the value of the assets of Acquired Fund attributable to the Class A shares of Acquired Fund transferred to Acquiring Fund on that date less the value of the liabilities of Acquired Fund attributable to Class A shares of Acquired Fund assumed by Acquiring Fund on that date; and (ii) a number of full and fractional Class Y Merger Shares having an aggregate net asset value equal to the value of the assets of Acquired Fund attributable to the Class Y shares of Acquired Fund transferred to Acquiring Fund on that date less the value of the liabilities of Acquired Fund attributable to Class Y shares of Acquired Fund assumed by Acquiring Fund on that date, in each case as determined as hereafter provided in this Section II.2.

(a)
The net asset value of the Merger Shares to be delivered to Acquired Fund, the value of the assets attributable to the Class A and Class Y shares of Acquired Fund and the value of the liabilities attributable to the Class A and Class Y shares of Acquired Fund to be assumed by Acquiring Fund will in each case be determined as of the Valuation Time.

(b)
The net asset value of the Class A Merger Shares and Class Y Merger Shares and the value of the assets and liabilities of the Class A and Class Y shares of Acquired Fund will be determined by Acquiring Fund, in cooperation with Acquired Fund, pursuant to procedures customarily used by Acquiring Fund in determining the market value of Acquiring Fund’s assets and liabilities.

(c)	No adjustment will be made in the net asset value of either Acquired Fund or Acquiring Fund to take into account differences in realized and unrealized gains and losses.

(d)
Acquiring Fund will issue the Merger Shares, registered in the name of Acquired Fund, to Acquired Fund. Acquired Fund shall then re-register the Class A Merger Shares and Class Y Merger Shares in the names of the Class A and Class Y shareholders of Acquired Fund, respectively, in accordance with instructions furnished by Acquired Fund.

(e)	Acquiring Fund will assume all liabilities of Acquired Fund, whether accrued or contingent, in connection with the acquisition of assets and subsequent dissolution of Acquired Fund or otherwise.

(f)	The Valuation Time is the time at which Acquired Fund calculates its net asset value, which is normally 3 p.m. Central Time, on February 26, 2016 (the “Valuation Time”).

3.     Fees and Expenses. All direct fees and expenses, including legal and accounting expenses, portfolio transfer taxes (if any) or other similar expenses incurred in connection with the consummation by Acquired Fund and Acquiring Fund of the transactions contemplated by this Agreement (together with the costs specified below, “Expenses”) will be borne by Madison Asset Management, LLC and/or its affiliates, including the costs of liquidating such of Acquired Fund’s portfolio securities as Acquiring Fund shall indicate it does not wish to acquire before the Exchange Date; and provided that such Expenses will in any event be paid by the party directly incurring such Expenses if and to the extent that the payment by the other party of such Expenses would result in the disqualification of Acquiring Fund or Acquired Fund, as the case may be, as a “regulated investment company” within the meaning of Section 851 of the Code.

4.     Exchange Date. Delivery of the assets of Acquired Fund to be transferred, assumption of the liabilities of Acquired Fund to be assumed and the delivery of the Merger Shares to be issued will be made prior to 7:00 a.m. Central Time on the next full business day following the Valuation Time (referred to herein as the “Exchange Date”). Accordingly, the Exchange Date will be February 29, 2016.

5.     Dissolution. Acquired Fund agrees that the liquidation and dissolution of Acquired Fund will be effected in the manner provided in the Agreement and Declaration of Trust of the Trust in accordance with applicable law and that on and after the Exchange Date, Acquired Fund will not conduct any business except in connection with its liquidation and dissolution.

6.    Conditions to Acquiring Fund’s Obligations. The obligations of Acquiring Fund hereunder are subject to the following conditions:

(a)
That this Agreement is adopted and the transactions contemplated hereby are approved by the affirmative vote of at least a majority of the members of the Board of Trustees of the Trust (including a majority of those Trustees who are not “interested persons” of Acquired Fund or Acquiring Fund, as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”)).

(b)
That Acquiring Fund will have received an opinion of DeWitt, Ross & Stevens, S.C. dated the Exchange Date to the effect that, on the basis of the existing provisions of the Code, current administrative rules and court decisions, for federal income tax purposes: (i) the transfer of all of the assets and liabilities of the Acquired Fund to the Acquiring Fund in exchange for shares of the Acquiring Fund and the distribution to shareholders of the Acquired Fund of shares of the Acquiring Fund, as described herein, will constitute a tax-free "reorganization" within the meaning of Section 368(a)(1)(C) of the Code, and the Acquired Fund and the Acquiring Fund each will be considered "a party to a reorganization" within the meaning of Section 368(b) of the Code; (ii) no gain or loss will be recognized by the Acquired Fund upon (X) the transfer of its assets and liabilities to the Acquiring Fund in exchange for the issuance of shares of the Acquiring Fund to the Acquired Fund and the assumption by the Acquiring Fund of the Acquired Fund’s liabilities, if any, and (Y) the distribution by the Acquired Fund to its shareholders of shares of the Acquiring Fund received as a result of the Reorganization; (iii) no gain or loss will be recognized by the Acquiring Fund upon its receipt of the assets and liabilities of the Acquired Fund in exchange for the issuance of shares of the Acquiring Fund to the Acquired Fund and the assumption by the Acquiring Fund of the Acquired Fund's liabilities, if any; (iv) the tax basis of the Acquiring Fund shares received by a shareholder of the Acquired Fund in the aggregate will be the same as the aggregate tax basis of the shareholder’s Acquired Fund shares immediately prior to the Valuation Time; (v) the tax basis of the Acquiring Fund in the assets and liabilities of the Acquired Fund received pursuant to the Reorganization will be the same as the tax basis of the assets and liabilities in the hands of the Acquired Fund immediately before the Valuation Time; (vi) the tax holding period for the shares of the Acquiring Fund issued in connection with the Reorganization will be determined by including the period for which the shareholder held shares of the Acquired Fund exchanged therefor, provided that the shareholder held such shares of the Acquired Fund as capital assets; (vii) the tax holding period for the Acquiring Fund with respect to the assets and liabilities of the Acquired Fund received in the Reorganization will include the period for which such assets and liabilities were held by the Acquired Fund; (viii) the Acquired Fund’s shareholders will not recognize gain or loss upon the exchange of their shares of the Acquired Fund for shares of the Acquiring Fund as part of the Reorganization; (ix) the Acquiring Fund will succeed to and take into account the items of the Acquired Fund described in Section 381(c) of the Code, subject to the provisions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the regulations thereunder; and (x) the tax year of the Acquired Fund will end on the Exchange Date.

(c)	That, before the Exchange Date, the Acquiring Fund’s shareholders shall have voted to approve removal of the current breakpoint and replace it with the current breakpoint of the Acquired Fund.

(d)	That, before the Exchange Date, the Acquired Fund shall convert all of the existing Class B shares to Class A shares.

(e)
That, before the Exchange Date, Acquired Fund declares a dividend or dividends which, together with all previous such dividends, has the effect of distributing to the shareholders of Acquired Fund (i) all of the excess of Acquired Fund’s investment income excludable from gross income under Section 103 of the Code over Acquired Fund’s deductions disallowed under Sections 265 and 171 of the Code, and all of Acquired Fund’s investment company taxable income (as defined in Section 852 of the Code and computed without regard to any deduction for dividends paid), in each case for Acquired Fund’s taxable year ending after October 31, 2015 and on or before the Exchange Date, and (ii) all of its net capital gain realized in the taxable year ending after October 31, 2015 exceeding any capital loss carryover’s utilized from prior fiscal years and on or before the Exchange Date.

(e)	That Acquired Fund’s custodian has delivered to Acquiring Fund a certificate identifying all of the assets of Acquired Fund held by such custodian as of the Valuation Time.

(f)
That Acquired Fund’s transfer agent has provided to Acquiring Fund (i) a certificate setting forth the number of shares of Acquired Fund outstanding as of the Valuation Time, and (ii) the name and address of each holder of record of any such shares and the number of shares held of record by each such shareholder.

(g)
That Acquired Fund will have executed and delivered to Acquiring Fund an instrument of transfer dated as of the Exchange Date pursuant to which Acquired Fund will assign, transfer and convey all of the assets and other property to Acquiring Fund at the Valuation Time in connection with the transactions contemplated by this Agreement.

(h)
That a combination information statement/prospectus on Form N-14 (the “Registration Statement”) will have become effective under the Securities Act of 1933, as amended (the “1933 Act”), and no stop orders suspending the effectiveness thereof shall have been issued, and to the best knowledge of the parties hereto, no investigation or proceeding for that purpose will have been instituted or pending, threatened or contemplated by the Securities and Exchange Commission (the “SEC”) under the 1933 Act.

(i)
That all necessary orders of exemption under the 1940 Act with respect to the transactions contemplated by this Agreement shall have been granted by the SEC, and all approvals, registrations, and exemptions under federal and state securities laws considered to be necessary shall have been obtained.

7.     Conditions to Acquired Fund’s Obligations. The obligations of Acquired Fund hereunder are subject to the following conditions:

(a)
That this Agreement is adopted and the transactions contemplated hereby are approved by the affirmative vote of at least a majority of the members of the Board of Trustees of the Trust (including a majority of those Trustees who are not “interested persons” of Acquired Fund or Acquiring Fund, as defined in Section 2(a)(19) of the 1940 Act).

(b)	That Acquired Fund will have received the same opinion referenced in Section II.6(b) hereof.

(c)
That Acquiring Fund will have executed and delivered to Acquired Fund an Assumption of Liabilities certificate dated as of the Exchange Date pursuant to which Acquiring Fund will assume all of the liabilities of Acquired Fund existing at the Valuation Time in connection with the transactions contemplated by this Agreement.

(d)    That the Registration Statement shall have been declared effective by the SEC and no stop orders under the 1933 Act pertaining thereto shall have been issued; all necessary orders of exemption under the 1940 Act with respect to the transactions contemplated by this Agreement shall have been granted by the SEC; and all approvals, registrations, and exemptions under federal and state securities laws considered to be necessary shall have been obtained.

8.     Termination. This Agreement may be terminated and the Reorganization abandoned by resolution of the Board of Trustees of the Trust at any time prior to the Exchange Date if circumstances should develop that, in the opinion of the Board, make proceeding with the Reorganization inadvisable. In the event of any such termination, there shall be no liability for damages on the part of Acquiring Fund, Acquired Fund, the Trust or the Trust’s Board of Trustees.

9.     Sole Agreement; Amendments. This Agreement supersedes all previous correspondence and oral communications regarding the subject matter hereof, constitutes the only understanding with respect to such subject matter, may not be changed except upon authorization of the Board of Trustees of the Trust and will be construed in accordance with and governed by the laws of Delaware.

IN WITNESS WHEREOF, this Agreement and Plan of Reorganization has been signed by duly authorized officers of the Trust on behalf of the Acquiring Fund and the Acquired Fund as of the date first above written.

MADISON FUNDS,                         MADISON FUNDS,
on behalf of Large Cap Growth Fund                on behalf of Investors Fund

By: /s/ Katherine L. Frank                    By: /s/ Katherine L. Frank
Name: Katherine L. Frank                    Name: Katherine L. Frank
Title: President                            Title: President

Accepted and agreed to with regard to Section 3 hereof only:

MADISON ASSET MANAGEMENT, LLC

By: /s/ Katherine L. Frank
Katherine L. Frank, Executive Director
and Chief Operating Officer

PART B

STATEMENT OF ADDITIONAL INFORMATION
RELATING TO THE ACQUISITION OF ASSETS OF THE
MADISON LARGE CAP GROWTH FUND,
a series of Madison Funds
BY AND IN EXCHANGE FOR
CLASS A and Y SHARES OF MADISON INVESTORS FUND,
a series of Madison Funds
Managed by:
Madison Asset Management, LLC
550 Science Drive
Madison, Wisconsin 53711
1-800-877-6089
January 7, 2016

I.     General Information
This Statement of Additional Information (“Merger SAI”) relates to the proposed reorganization of the Madison Large Cap Growth Fund (“LCG Fund”), a series of Madison Funds, into the Madison Investors Fund (the “Investors Fund”), also a series of Madison Funds (the “Reorganization”). The LCG Fund and the Investors Fund are collectively referred to herein as the “Funds.”
This Merger SAI contains information which may be of interest to shareholders of the LCG Fund but which is not included in the Combined Prospectus/Information Statement dated January 25, 2016 which relates to the Reorganization. As described in the Combined Prospectus/Information Statement, the Reorganization involves the transfer of all the assets of the LCG Fund in exchange for shares of the Investors Fund and the assumption of all the liabilities of LCG Fund by the Investors Fund. The LCG Fund will distribute the Investors Fund shares it receives to its shareholders in complete liquidation of LCG Fund. This Merger SAI is not a prospectus and should be read in conjunction with the Combined Prospectus/Information Statement. The Combined Prospectus/Information Statement has been filed with the Securities and Exchange Commission and is available upon request and without charge by writing the Funds at Madison Funds, P.O. Box 8390, Boston, MA 02266-8390, or by calling toll-free 1-800-877-6089.
This Merger SAI consists of the following documents, each of which is incorporated by reference herein, as well as the pro forma financial information set forth below:

•	Investors Fund SAI: Preliminary Statement of Additional Information of Madison Funds dated December 24, 2015 (File Nos. 333-29511; 811-08261);

•
Annual Report of the Funds: the Report of the Independent Registered Public Accounting Firm and audited financial statements included in the Annual Report to Shareholders of the Funds for the fiscal year ended October 31, 2015 filed on December 29, 2015 (File Nos. 333-29511; 811-08261); and

•
Semi-Annual Report of the Funds: The Semi-Annual Report for the Funds for the semi-annual period ended April 30, 2015 (previously filed on EDGAR on July 2, 2015 as SEC Accession No. 0001209286-15-000371).

II.    Pro Forma Financial Information
Set forth below is pro forma financial information demonstrating the effect of the Reorganization on the Funds.
The unaudited pro forma financial information set forth below is for informational purposes only and does not purport to be indicative of the financial condition that actually would have resulted if the Reorganizations had been consummated. These pro forma numbers have been estimated in good faith based on information regarding the LCG Fund and the Investors Fund, each as identified below for the 12 month period ended October 31, 2015. The unaudited pro forma financial information should be read in conjunction with the historical financial statements of the Funds, which are available in the Funds’ Annual and Semiannual Reports to Shareholders.

Narrative Description of the Pro Forma Effects of the Reorganization

Note 1 – Reorganization
The unaudited pro forma information has been prepared to give effect to the Reorganization, as of the period indicated below.

Acquired Fund	Acquiring Fund	Balance Sheet & Income Statement Period Ended
Large Cap Growth Fund	Investors Fund	October 31, 2015

Basis of Pro Forma. The Reorganization will be accounted for as a tax-free reorganization of investment companies; therefore, no gain or loss will be recognized by the Investors Fund or its shareholders as a result of the Reorganization. The LCG Fund and the Investors Fund are both series of a registered open-end management investment company that issues its shares in separate series. The Reorganization will be accomplished by the acquisition of all of the assets and the assumption of all of the liabilities by the Investors Fund in exchange for shares of the Investors Fund and the distribution of such shares to LCG Fund shareholders in complete liquidation of the LCG Fund. The table below shows the class and shares that LCG Fund shareholders would have received if the Reorganization were to have taken place on the period ended date in Note 1.

Acquired Fund Share Class		Acquiring Fund Share Class

Large Cap Growth Fund	Shares Exchanged	Investors Fund
Class A(1)	2,923,298	Class A
Class B(1)	213,814	Class A
Class Y	5,057,018	Class Y
Class R6	0	Class R6

(1) Because the Investors Fund does not offer Class B shares, all Class B shares of the Large Cap Growth Fund will be automatically converted to Class A shares of the Large Cap Growth Fund prior to the Reorganization.

Under accounting principles generally accepted in the United States of America, the historical cost of investment securities will be carried forward to the surviving entity, the Investors Fund, and the results of operations of the Investors Fund for pre-Reorganization periods will not be restated. All securities held by the LCG Fund comply with investment objectives, strategies and restrictions of the Investors Fund at period ended date in Note 1.

Note 2 – Net Assets
The table below shows the net assets of the Investors Fund and the LCG Fund and pro forma combined net assets as of the date indicated.

Fund	Net Assets	As-of-Date
Large Cap Growth Fund (Acquired Fund)	$174,838,384	October 31, 2015
Investors Fund (Acquiring Fund)	$118,284,204	October 31, 2015
Investors Fund (Pro Forma Combined)	$293,122,588

Note 3 – Pro Forma Adjustments
The table below reflects adjustments to expenses needed to the pro forma combined Fund as if the Reorganization had taken place on the first day of the period as disclosed in Note 1. The pro forma information has been derived from the books and records used in calculating the daily net asset values of the Funds and has been prepared in accordance with accounting principles generally accepted in the United States of America which requires management to make estimates and assumptions that affect this information. Actual results could differ from those estimates.

Investors Fund Expense Category	Increase (Decrease) in Expense	Basis Point (bp) Effect
Advisory agreement fees (1)	$52,799	1.6 bps
Service agreement fees (2)	($216,437)	(6.7) bps
Service agreement fees (3)	$163,638	5.1 bps

(1)
A condition to the Reorganization is approval by the shareholders of an Amended Advisory Agreement amending the breakpoint as follows: a management fee of 0.75% with a reduction of 0.05% on assets exceeding $500 million, and by another reduction of 0.05% on assets exceeding $1 billion.

(2)	Service agreement fees are permanently reduced pursuant to an amended services agreement in conjunction with, and assuming the approval of the shareholders described in (1) above.

(3)
Service agreement fees are adjusted to reflect the elimination of the temporary fee waiver pursuant to the amended services agreement for the Investors Fund, assuming the approval of the shareholders described in (1) above.

Note 4 – Reorganization Costs
The costs associated with the Reorganization include among others legal, accounting, printing, proxy solicitation and approximately $15,000 of brokerage costs associated with the sale of LCG Fund portfolio holdings in anticipation of the Reorganization. Neither shareholders nor any of the Funds will bear any of these costs; instead, Madison Asset Management, LLC is responsible for all such costs. The pro forma financial information has not been adjusted for any costs related to the Reorganization. Total costs, including brokerage costs noted above, are expected to be approximately $25,000.

Note 5 - Accounting Survivor
The Investors Fund will be the accounting survivor. The surviving fund will have the portfolio management team, portfolio composition strategies, investment objective, expense structure, and policies/ restrictions of the Investors Fund.

Note 6 - Capital Loss Carry Forward
The Investors Fund is expected to undergo an ownership change for tax purposes and thus, as a result, its capital loss carry forwards and certain built-in losses, if any, may be subject to the loss limitation rules of the Internal Revenue Code. As of October 31, 2015, the Investors Fund’s last fiscal year-end, the Investors Fund did not have a capital loss carry forward. For additional information regarding capital loss limitations, please see the section entitled “Key Information About the Reorganization—Federal Income Tax Consequences” in the Prospectus/Information Statement filed on Form N-14 with the Securities and Exchange Commission.

PART C

OTHER INFORMATION

ITEM 15. Indemnification

Madison Funds (the “Registrant”) incorporates herein by reference the response to Item 25 of the Registration Statement filed with the Securities and Exchange Commission (the “SEC”) on February 27, 2015 with Post-Effective Amendment No. 52.

ITEM 16. Exhibits

1.	Amended and Restated Declaration of Trust of Registrant dated October 15, 2015 - (incorporated by reference to the initial filing of this Form N-14 Registration Statement filed on December 28, 2015).

2.	Not applicable.

3.	Not applicable.

4.	Agreement and Plan of Reorganization – Included in Part A as Appendix A.

5.	Instruments Defining Rights of Security Holders are incorporated by reference to Exhibit 1, above.

6.
(a)    Amended and Restated Investment Advisory Agreement between Registrant and Madison Asset Management, LLC (“MAM”) dated February 6, 2015 (incorporated by reference to Post-Effective Amendment (“PEA”) No. 54 to the Registration Statement on Form N-1A filed on February 27, 2015).

(b)
Amended and Restated Services Agreement between Registrant and MAM dated February 6, 2015 (incorporated by reference to PEA No. 54 to the Registration Statement on Form N-1A filed on February 27, 2015).

7.
(a)    Amended and Restated Distribution Agreement between Registrant and MFD Distributor, LLC dated April 19, 2013 (incorporated by reference to PEA No. 37 to the Registration Statement on Form N-1A filed on January 2, 2013).

(b)	Form of Dealer Agreement and 22c-2 Addendum (incorporated by reference to PEA No. 43 to the Registration Statement on Form N-1A filed on July 8, 2013).

8.	Not applicable.

9.
Custody Agreement between Registrant and State Street Bank and Trust Company dated January 1, 2013 (incorporated by reference to PEA No. 38 to the Registration Statement on Form N-1A filed on February 28, 2013).

10.	(a) Amended and Restated Service Plan for Class A Shares dated September 23, 2013 (incorporated by reference to PEA No. 43 to the Registration Statement on Form N-1A filed on July 8, 2013).

(b)
Amended and Restated Distribution and Service Plan for Class B Shares dated April 19, 2013 (incorporated by reference to PEA No. 37 to the Registration Statement on Form N-1A filed on January 2, 2013).

(c)
Amended and Restated Distribution and Service Plan for Class C Shares dated April 19, 2013 (incorporated by reference to PEA No. 37 to the Registration Statement on Form N-1A filed on January 2, 2013).

(d)	Amended and Restated Rule 18f-3 Plan dated May 20, 2014 (incorporated by reference to Form N-14 Registration Statement filed on April 28, 2014).

11.	Opinion and Consent of Counsel Regarding Legality of Shares to be Issued – (incorporated by reference to the initial filing of this Form N-14 Registration Statement filed on December 28, 2015).

12.	Opinion (and Consent) of Counsel on Tax Matters – (incorporated by reference to the initial filing of this Form N-14 Registration Statement filed on December 28, 2015).

13.	Other Material Contracts

(a)
Transfer Agency and Service Agreement between Registrant and Boston Financial Data Services, Inc. dated January 1, 2013 (incorporated by reference to PEA No. 38 to the Registration Statement on Form N-1A filed on February 28, 2013).

14.	Consent of Deloitte & Touche LLP - Filed herewith

15.	Not applicable.

16.	Powers of Attorney of the Trustees of the Registrant– (incorporated by reference to the initial filing of this Form N-14 Registration Statement filed on December 28, 2015).

17.
(a)    Prospectus of Madison Funds dated February 28, 2015, as supplemented August 7, 2015, October 19, 2015 and December 18, 2015 (Prospectus is incorporated by reference to PEA No. 52 to the Registration Statement on Form N-1A filed on February 27, 2015; supplements are incorporated by reference to the Rule 497 filings made on each date listed).

(b)
Statement of Additional Information of Madison Funds dated February 28, 2015, as supplemented on May 29, 2015 and October 19, 2015 (incorporated by reference to PEA No. 52 to the Registration Statement on Form N-1A filed on February 27, 2015, supplements are incorporated by reference to the Rule 497 filings made on each date listed).

(c)
[Annual Report to Shareholders of Madison Funds Trust (for Large Cap Growth Fund and Investors Fund) for the fiscal year ended October 31, 2015 (incorporated by reference to the Form N-CSR filed on December 29, 2015).]

(d)
Semi-annual Report to Shareholders of Madison Funds Trust (for Large Cap Growth Fund and Investors Fund) for the six month period ended April 30, 2015 (incorporated by reference to the Form N-CSRS filed on July 2, 2015).

ITEM 17. Undertakings

1.
The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended (the “1933 Act”), the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

2.
The undersigned Registrant agrees that every prospectus that is filed under paragraph 1 above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Madison, and State of Wisconsin on the 7th day of January, 2015.

MADISON FUNDS

/s/ Katherine L. Frank
By:    Katherine L. Frank
Its:     President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement on Form N-14 has been signed by the following persons in the capacities and on the date(s) indicated.

Signatures	Title	Date

/s/ Katherine L. Frank	President and Trustee (Principal	January 7, 2016
Katherine L. Frank	Executive Officer)

/s/ Greg D. Hoppe	Treasurer (Principal Financial	January 7, 2016
Greg D. Hoppe	Officer)

*	Trustee	January 7, 2016
Philip E. Blake

*	Trustee	January 7, 2016
James R. Imhoff, Jr.

*	Trustee	January 7, 2016
Steven P. Riege

*	Trustee	January 7, 2016
Richard E. Struthers

*By: /s/ Lisa R. Lange
Lisa R. Lange
*Pursuant to Power of Attorney (see Exhibit 16 to this Form N-14 Registration Statement).

INDEX TO EXHIBITS

Exhibit        Caption

14        Consent of Deloitte & Touche LLP